Trade accounts and other receivables from unrelated parties - Development of expected credit losses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Aging Analysis of Trade Accounts Receivable
Financial assets at beginning of period	€ (5,895,760)
Financial assets at end of period	(5,796,379)	€ (5,895,760)
Trade accounts and other receivables from unrelated parties | Allowances/Expected credit losses
Aging Analysis of Trade Accounts Receivable
Financial assets at beginning of period	261,854	168,681	€ 163,929
Change in valuation allowances as recorded in the consolidated statements of income	18,968	112,242	42,470
Write-offs and recoveries of amounts previously written-off	(37,622)	(11,617)	(36,180)
Changes in consolidation group	(23,030)	(872)
Reclassifications	(13,264)	(924)
Foreign currency translation	(467)	(5,656)	(1,538)
Financial assets at end of period	€ 206,439	€ 261,854	€ 168,681